Income Tax	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Income Tax
22.	Income Tax
For the year ended December 31, 2020, 2019 and 2018, the Group generated losses in both Germany and the U.S.
During 2020, 2019 and 2018, the Group’s German operations were subject to a statutory tax rate of 29.1%. In the U.S., the Group was subject to a corporate income tax rate of 21% for the year ended December 31, 2020, 2019 and 2018.
As of December 31, 2020, 2019 and 2018, no deferred tax assets have been recognized in respect of these losses, due to the uncertainty of the Group’s ability to generate taxable profits in the foreseeable future. The current assessment regarding the usability of deferred tax assets may change, depending on the Group’s taxable income in future years. This may result in higher or lower deferred tax assets related to tax losses carried forward. Due to the ARYA Merger described in Note 3, there are certain limitations on tax losses carried forward for net operating losses incurred by Immatics US, Inc., under Section 382 of the U.S. Internal Revenue Code.

A reconciliation between taxes on income reflected on the Consolidated Statement of Loss and the expected income tax benefit, based on the Group’s German statutory tax rate, for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Year ended December 31,
	2020	2019	2018
	(Euros in thousands)
Loss before tax	(229,616)	(32,487)	(32,355)
Expected tax benefit	66,818	9,454	9,415
Effects
Difference in tax rates	(2,582)	(1,875)	(1,373)
Non-deductible tax-expenses	(599)	(61)	(70)
Government grants exempted from taxes	45	8	853
Permanent Differences	(44,461)	—	—
Non-recognition of deferred taxes on tax losses and temporary differences	(19,221)	(7,526)	(8,825)

Taxes on income	—	—	—

The main permanent difference relates to the Share listing expense of €153 million, which does not have a corresponding taxable expense. Other permanent differences include transaction cost directly attributable and incremental to capital raises and expenses for equity-settled share-based compensation.
Deferred tax assets consist of the following:

	As of
	December 31, 2020		December 31, 2019
	(Euros in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Intangible assets	1,770		2,064
Right-of-use asset		(1,713)		(854)
Deferred revenue	180		358
Other liabilities			607
Lease liability	1,776		886
Deferred expenses	3		14
Recognized	3,729	(1,713)	3,929	(854)
Netting	(1,713)	1,713	(854)	854
Non-recognition due to history of losses	(2,016)		(3,075)

Net tax	—	—	—	—

As of December 31, 2020, and 2019, the Group had accumulated tax losses of €288 million and €219 million, respectively, that may be offset against future taxable profits of the Group subject to certain limitations. As of December 31, 2020, €26 million of total tax losses is subject to a twenty-year carryforward period. All other tax losses have an indefinite carryforward period.
The Group has limited taxable temporary differences and no tax planning opportunities available that could partly support the recognition of these losses as deferred tax assets. On this basis, the Group has determined that it cannot recognize deferred tax assets on the tax losses carried forward as well as on temporary differences.
Limitation on tax loss carryforwards in the US Inc. is 80.00% starting with losses generated after January 1, 2018. These have an indefinite carryforward period, but no carryback option. Any losses generated prior to January 1, 2018 still can be utilized at 100.00% and are subject to a twenty-year carry forward expiration period. Due to the ARYA Merger described in Note 3, there are certain limitations on tax losses carried forward for net operating losses incurred by Immatics US, Inc., under Section 382 of the U.S. Internal Revenue Code. For Immatics Biotechnologies GmbH, we believe that the ARYA Merger did not lead to a forfeiture of tax losses carried forward in accordance with § 8c KStG.
Deferred tax assets have not been recognized in respect of these losses due to the uncertainty of the Group’s ability to generate taxable profits in the foreseeable future. The current assessment regarding the usability of deferred tax assets may change depending on the income situation of future years and may result in higher deferred tax assets on net tax losses carried forward.